Segment Products and Services (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 North America USD ($)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other regions USD ($)	Mar. 31, 2012 Other regions JPY (¥)	Mar. 31, 2011 Other regions JPY (¥)	Mar. 31, 2010 Other regions JPY (¥)	Mar. 31, 2012 Total Segment USD ($)	Mar. 31, 2012 Total Segment JPY (¥)	Mar. 31, 2011 Total Segment JPY (¥)	Mar. 31, 2010 Total Segment JPY (¥)	Mar. 31, 2012 Corporate and Eliminations USD ($)	Mar. 31, 2012 Corporate and Eliminations JPY (¥)	Mar. 31, 2011 Corporate and Eliminations JPY (¥)	Mar. 31, 2010 Corporate and Eliminations JPY (¥)
Segment Reporting Information [Line Items]
External customers	$ 3,606,232		¥ 295,711,000		¥ 272,630,000		¥ 245,823,000		$ 871,939	¥ 71,499,000	¥ 62,194,000	¥ 55,767,000	$ 1,506,549	¥ 123,537,000	¥ 115,554,000	¥ 109,484,000	$ 464,305	¥ 38,073,000	¥ 37,573,000	¥ 34,547,000	$ 157,159	¥ 12,887,000	¥ 12,365,000	¥ 9,007,000	$ 606,280	¥ 49,715,000	¥ 44,944,000	¥ 37,018,000	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000
Inter-segment									660,768	54,183,000	51,230,000	33,309,000	49,927	4,094,000	3,171,000	2,809,000	38,354	3,145,000	2,979,000	1,847,000	1,320,585	108,288,000	101,216,000	57,820,000	4,281	351,000	116,000	98,000	2,073,915	170,061,000	158,712,000	95,883,000	(2,073,915)	(170,061,000)	(158,712,000)	(95,883,000)
Total	3,606,232		295,711,000		272,630,000		245,823,000		1,532,707	125,682,000	113,424,000	89,076,000	1,556,476	127,631,000	118,725,000	112,293,000	502,659	41,218,000	40,552,000	36,394,000	1,477,744	121,175,000	113,581,000	66,827,000	610,561	50,066,000	45,060,000	37,116,000	5,680,147	465,772,000	431,342,000	341,706,000	(2,073,915)	(170,061,000)	(158,712,000)	(95,883,000)
Operating expenses	3,014,573		247,195,000		230,721,000		215,433,000		1,342,512	110,086,000	102,905,000	89,719,000	1,386,903	113,726,000	105,361,000	99,418,000	474,647	38,921,000	38,698,000	36,034,000	1,346,293	110,396,000	100,575,000	57,947,000	531,877	43,614,000	38,646,000	34,942,000	5,082,232	416,743,000	386,185,000	318,060,000	(2,067,659)	(169,548,000)	(155,464,000)	(102,627,000)
Segment income	591,659		48,516,000		41,909,000		30,390,000		190,195	15,596,000	10,519,000	(643,000)	169,573	13,905,000	13,364,000	12,875,000	28,012	2,297,000	1,854,000	360,000	131,451	10,779,000	13,006,000	8,880,000	78,684	6,452,000	6,414,000	2,174,000	597,915	49,029,000	45,157,000	23,646,000	(6,256)	(513,000)	(3,248,000)	6,744,000
Other income (expense), net	(18,939)		(1,553,000)		821,000		3,128,000
Income before income taxes	572,720		46,963,000		42,730,000		33,518,000
Long-lived assets	948,024		77,738,000		72,038,000		73,200,000		484,939	39,765,000	39,400,000	41,214,000	187,890	15,407,000	15,630,000	14,887,000	23,146	1,898,000	1,732,000	1,983,000	205,451	16,847,000	11,210,000	10,732,000	48,245	3,956,000	4,166,000	4,543,000	949,671	77,873,000	72,138,000	73,359,000	(1,647)	(135,000)	(100,000)	(159,000)
Segment assets	4,673,854		383,256,000		372,507,000		349,839,000		2,885,610	236,620,000	236,821,000	232,226,000	1,481,732	121,502,000	123,140,000	110,009,000	377,634	30,966,000	30,539,000	30,281,000	1,010,476	82,859,000	72,264,000	58,148,000	642,036	52,647,000	47,145,000	39,229,000	6,397,488	524,594,000	509,909,000	469,893,000	(1,723,634)	(141,338,000)	(137,402,000)	(120,054,000)
Capital expenditures	164,402		13,481,000		9,742,000		10,837,000		48,671	3,991,000	2,781,000	3,800,000	26,610	2,182,000	3,718,000	4,817,000	6,000	492,000	214,000	198,000	80,354	6,589,000	2,878,000	1,541,000	3,902	320,000	235,000	543,000	165,537	13,574,000	9,826,000	10,899,000	(1,135)	(93,000)	(84,000)	(62,000)
Write-down of inventories	23,927		1,962,000		709,000		195,000		171	14,000		87,000	16,171	1,326,000	308,000		415	34,000	4,000		146	12,000	83,000	45,000	7,024	576,000	314,000	63,000	23,927	1,962,000	709,000	195,000
Depreciation and amortization	88,256		7,237,000		7,557,000		8,308,000		46,232	3,791,000	4,225,000	4,693,000	15,171	1,244,000	1,226,000	1,351,000	4,463	366,000	355,000	431,000	18,122	1,486,000	1,432,000	1,497,000	4,951	406,000	377,000	397,000	88,939	7,293,000	7,615,000	8,369,000	(683)	(56,000)	(58,000)	(61,000)
Impairment loss	2,610		214,000		262,000		1,605,000		2,610	214,000		1,605,000			262,000														2,610	214,000	262,000	1,605,000
Government Grants	$ 11,634	[1]	¥ 954,000	[1]	¥ 1,327,000	[1]	¥ 339,000	[1]																	$ 11,634	¥ 954,000	¥ 1,327,000	¥ 339,000	$ 11,634	¥ 954,000	¥ 1,327,000	¥ 339,000

[1]	Government Grants are related to value added tax incentives granted by Parana state in Brazil.